Notes to the consolidated statements of income - Selling, general and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes to the consolidated statements of income
Distribution costs	€ 200,325	€ 202,256	€ 581,861	€ 605,086
General and administrative expense	555,821	591,534	1,721,395	1,746,093
Selling, general and administrative expense	€ 756,146	€ 793,790	€ 2,303,256	€ 2,351,179